September 18, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           JNLNY Separate Account II
File Nos. 333-86933 and 811-09577

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the forms of the prospectus supplements and statement of additional information supplement that would have been filed under paragraph (c) do not differ from those contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please contact me at 517-367-3872.

Yours truly,

/s/ FRANK J. JULIAN

Frank J. Julian
Assistant Vice President, Legal